Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Feb. 28, 2013	Jan. 24, 2014
Schedule of Debt
Mortgage Loan Total	$ 325,696		$ 169,848
Long-term Debt, Including Related to Real Estate Held for Sale	625,696		496,348
Plainfield Mortgage Loan
Schedule of Debt
Mortgage Loan Total	19,638		19,958
Debt Instrument, Interest Rate, Stated Percentage	6.65%	[1]
Payment Type	Principal and Interest
Loan Maturity	November 2017
Emporia Partners Mortgage Loan
Schedule of Debt
Mortgage Loan Total	4,108		4,442
Debt Instrument, Interest Rate, Stated Percentage	5.88%	[1]
Payment Type	Principal and Interest
Loan Maturity	September 2023
LTI Mortgage Loan
Schedule of Debt
Mortgage Loan Total	32,128		32,822
Debt Instrument, Interest Rate, Stated Percentage	5.80%	[1]
Payment Type	Principal and Interest
Loan Maturity	March 2016
LTI Mortgage Loan Premium
Schedule of Debt
Mortgage Loan Total	102		186
TransDigm Mortgage Loan
Schedule of Debt
Mortgage Loan Total	6,576		6,712
Debt Instrument, Interest Rate, Stated Percentage	5.98%	[1]
Payment Type	Principal and Interest
Loan Maturity	June 2016
TransDigm Mortgage Loan Premium
Schedule of Debt
Mortgage Loan Total	75		128
Ace Hardware Mortgage Loan
Schedule of Debt
Mortgage Loan Total	23,648		0
Debt Instrument, Interest Rate, Stated Percentage	5.588%	[1]
Payment Type	Principal and Interest
Loan Maturity	October 2024
Ace Hardware Mortgage Loan Premium
Schedule of Debt
Mortgage Loan Total	1,681		0
Midland Mortgage Loan
Schedule of Debt
Mortgage Loan Total	105,600		105,600
Debt Instrument, Interest Rate, Stated Percentage	3.94%	[1]		3.94%
Payment Type	Interest Only through March 2017/Principal and Interest thereafter
Loan Maturity	April 2023
AIG Loan
Schedule of Debt
Mortgage Loan Total	110,640
Debt Instrument, Interest Rate, Stated Percentage	4.96%	[1]			4.96%
Payment Type	Interest Only through January 2017/Principal and Interest thereafter
Loan Maturity	February 2029
TW Telecom Loan
Schedule of Debt
Mortgage Loan Total	21,500
Debt Instrument, Interest Rate, Stated Percentage	2.61%	[1],[2]
Payment Type	Interest Only through July 2015/Principal and Interest thereafter
Loan Maturity	August 2019
KeyBank Credit Facility
Schedule of Debt
Long-term Debt, Including Related to Real Estate Held for Sale	0		44,500
Debt Instrument, Interest Rate, Stated Percentage	2.16%	[1],[2]
Payment Type	Interest Only
Loan Maturity	June 2018 (3)
KeyBank Term Loan
Schedule of Debt
Long-term Debt, Including Related to Real Estate Held for Sale	0		282,000
Debt Instrument, Interest Rate, Stated Percentage	2.16%	[1],[3]
Payment Type	Interest Only
Loan Maturity	November 2018 (3)
Unsecured Term Loan
Schedule of Debt
Long-term Debt, Including Related to Real Estate Held for Sale	$ 300,000		$ 0
Debt Instrument, Interest Rate, Stated Percentage	1.62%	[1],[4]
Payment Type	Interest Only

[1]	The weighted average interest rate as of December 31, 2014 was approximately 3.3% for the Company's fixed-rate and variable-rate debt combined and 5.0% for the Company's fixed-rate debt only.
[2]	As discussed below, the interest rate is a one-month LIBO Rate + 2.45%. As of December 31, 2014, the LIBO Rate was 0.16% (effective as of December 1, 2014).
[3]	As discussed below, the interest rate was a one-month LIBO Rate + 2.00%. The KeyBank Credit Facility and Term Loan were both terminated on May 8, 2014, at which time the LIBO rate was 0.16%.
[4]	As discussed below, the interest rate is a one-month LIBO Rate + 1.45%. As of December 31, 2014, the LIBO Rate was 0.17% (effective as of December 10, 2014).